Other Finance Expenses (Tables)	6 Months Ended
Jun. 30, 2021
Other Finance Expenses
Schedule of components of interest cost

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Interest expense	$6,148	$7,886	$12,418	$17,712
Amortization of debt issuance cost and fair value of debt assumed	656	626	1,758	1,262
Total interest cost	$6,804	$8,512	$14,176	$18,974

Schedule of components of other finance expense

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Bank fees, charges	$132	$137	$215	$184
Commitment fees	118	62	194	123
Total other finance expense	$250	$199	$409	$307